Note 9 - Real Estate	12 Months Ended
Dec. 31, 2016
Notes to Financial Statements
Real Estate Disclosure [Text Block]
NOTE
9
Real Estate
A summary of real estate at
December
31,
2016
and
2015
is as follows:

	2016			2015
(Dollars in thousands)	Residential	Commercial & Other	Total	Residential	Commercial & Other	Total
Real estate in judgment subject to redemption	$0	0	0	110	0	110
Real estate acquired through foreclosure	0	1,245	1,245	0	2,269	2,269
Real estate acquired through deed in lieu of foreclosure	0	28	28	0	465	465
	0	1,273	1,273	110	2,734	2,844
Allowance for losses	0	(662)	(662)	(62)	(737)	(799)
	$0	611	611	48	1,997	2,045